Other Administrative Expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other Administrative Expenses

40.	Other Administrative Expenses

a) Breakdown

The breakdown of the balance for this line item is as follows:

Thousand of reais	2023	2022	2021

General maintenance expenses	896,232	895,734	889,077
Technology maintenance expenses	2,383,988	2,577,479	2,474,348
Advertising	521,964	540,593	621,425
Communications	501,765	421,522	353,271
Per diems and travel expenses	163,057	72,647	71,840
Taxes other than income tax	173,147	148,950	202,440
Surveillance and cash courier services	524,680	548,759	597,946
Insurance premiums	26,783	21,977	22,374
Specialized and technical services	2,397,149	2,228,715	2,184,139
Technical reports	512,257	425,767	355,343
Others specialized and technical services	1,884,892	1,802,948	1,828,795
Other administrative expenses (1)	1,159,950	886,742	873,857
Total	8,748,715	8,343,118	8,290,717
(1)	As of December 31, 2023, this is predominantly comprised of Business Formalization Expenses of R$949,009 (2022 – R$926,119 and 2021 - R$719,815), Data Processing Expenses of R$157,010 (2022 – R$155,326 and 2021 - R$160,716), Service Expenses of R$152,065 (2022 - income of R$ 52,165 and 2021 - R$ 51,689), and Recovery of Charges and Expenses of R$304,025 (2022– R$ 435,717 and 2021 – R$378,604).

b) Other Information

The “Technical Reports” line item encompasses the fees paid by the various entities within the Consolidated Group to their respective auditors, broken down as follows:

Millions of Reais	2023	2022	2021

Independent audit of the financial statements of the companies included in the consolidation scope	27.1	28.9	26.3

Audit Related	2.9	0.3	0.2
Others	0.5	0.3	0.4
Total	30.5	29.5	26.9

The approximate tax amount, as per Law No. 12.741/2012 was R$4.3 million (2022 - R$4.2 million and 2021 - R$3.8 million).